Other assets	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Other assets
17.	Other assets

	2021	2020
Current -
Interest receivable	$4,791	$6,457
Other	1,263	1,348

	6,054	7,805

Non-current -
Guarantee deposits	3,296	3,010
Deposits for litigation	7,590	8,126
Other	3,212	3,212

	14,098	14,348

	$20,152	$22,153

Guarantee deposits are mainly amounts paid to fuel suppliers, as required at the inception of the agreements (see note 23).
Deposit for litigation is cash deposited into the escrow account until the related dispute is settled (see note 21).